Document and Entity Information	Dec. 29, 2021
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2021
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 30, 2021
Document Effective Date	Dec. 30, 2021
Prospectus Date	Aug. 01, 2021